Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Note 9:         Income Taxes

The provision for income taxes includes these components:

	2014	2013
	(In thousands)

Taxes currently payable	$803	$683
Deferred income taxes (benefit)	120	(327)

Income tax expense	$923	$356

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2014	2013
	(In thousands)

Computed at the statutory rate (34%)	$1,215	$1,009
(Decrease) increase resulting from
Tax exempt interest	(100)	(148)
Earnings on bank-owned life insurance - net	(157)	(472)
Other	(35)	(33)

Actual tax expense	$923	$356

The tax effects of temporary differences related to deferred taxes shown on the balance sheets were:

	2014	2013
	(In thousands)

Deferred tax assets
Allowance for loan losses	$305	$506
Stock based compensation	373	350
Allowance for losses on foreclosed real estate	104	101
Deferred compensation	748	696
Intangible assets	138	116
Non-accrual loan interest	38	87
Unrealized losses on securities available for sale	––	218
Alternative minimum taxes	––	18

Total deferred tax assets	1,706	2,092

Deferred tax liabilities
Depreciation	(256)	(256)
Deferred loan costs, net	(205)	(238)
Accretion	(2)	(3)
FHLB stock dividends	(510)	(583)
Mortgage servicing rights	(25)	(30)
Employee benefit expense	(195)	(238)
Unrealized gains on securities available for sale	(20)	––

Total deferred tax liabilities	(1,213)	(1,348)

Net deferred tax asset	$493	$744